UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
  (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: October 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

Jackson Square All-Cap Growth Fund

July 1, 2015 - June 30, 2016

The Fund has not yet commenced operations and therefore had no proxy votes to report.

Jackson Square Global Growth Fund

July 1, 2015 - June 30, 2016

The Fund has not yet commenced operations and therefore had no proxy votes to report.

Jackson Square Select 20 Growth Fund

July 1, 2015 - June 30, 2016

The Fund has not yet commenced operations and therefore had no proxy votes to report.

Jackson Square SMID-Cap Growth Fund

July 1, 2015 - June 30, 2016

The Fund did not vote any securities or have any securities that were subject to a vote during the reporting period.

Jackson Square Large-Cap Growth Fund

July 1, 2015 - June 30, 2016

The Fund has not yet commenced operations and therefore had no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)      /s/ James R. Arnold
James R. Arnold, President
(Principal Executive Officer)

Date   August 8, 2016